Leases - Maturity of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	$ 352.4	$ 430.9
Unearned finance income	47.0	55.0
Finance lease receivables	305.4	375.9
Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	10.0	11.5
Unearned finance income	1.5	2.7
Finance lease receivables	8.5	8.8
Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	342.4	419.4
Unearned finance income	45.5	52.3
Finance lease receivables	296.9	367.1
Due in 1 year or less
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	67.2	73.7
Due in 1 year or less | Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	1.8	1.7
Due in 1 year or less | Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	65.4	72.0
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	61.1	68.6
One to two years | Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	1.8	1.7
One to two years | Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	59.3	66.9
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	51.2	61.1
Two to three years | Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	1.6	1.8
Two to three years | Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	49.6	59.3
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	42.7	51.2
Three to four years | Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	0.7	1.6
Three to four years | Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	42.0	49.6
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	36.3	42.1
Four to five years | Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	0.7	0.7
Four to five years | Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	35.6	41.4
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	93.9	134.2
More than five years | Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	3.4	4.0
More than five years | Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables, undiscounted	$ 90.5	$ 130.2